Commitments and contingencies - Bank Guarantee (Details) - Bank guarantee - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Term of secured lease payments	6 months
Bank guarantee issued in favor of owners of new leased office space	$ 370	$ 327	$ 348
Amount of guarantee secured, percentage	100.00%
Total value of investments	$ 409	$ 353	$ 360